TYPE:	13F-HR
PERIOD	12/31/2005
FILER
   CIK	0001330463
   CCC	fh$f9ats
SUBMISSION - CONTACT
   NAME	A. Ciappina ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Antonino Ciappina, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 M Company                    COM              88579y101     1957    25251 SH       SOLE                    24951               300
Abbott Labs                    COM              002824100      795    20152 SH       SOLE                    10152             10000
Accenture Ltd                  COM              G1150G111     2610    90405 SH       SOLE                    78405             12000
Alberto Culver                 COM              013068101     2241    48977 SH       SOLE                    43527              5450
Alltel Corp                    COM              020039103     2584    40944 SH       SOLE                    32444              8500
Amer Intl Group                COM              026874107      676     9912 SH       SOLE                     9562               350
American Express               COM              025816109      306     5939 SH       SOLE                     5939
Amgen                          COM              031162100      506     6414 SH       SOLE                     6214               200
Anheuser-Busch                 COM              035229103     1036    24113 SH       SOLE                    11415             12698
Apache Corp                    COM              037411105     1142    16660 SH       SOLE                     8160              8500
Auto Data Processing           COM              053015103     2918    63583 SH       SOLE                    53183             10400
BOK Financial                  COM              05561Q201     1479    32557 SH       SOLE                     6675             25882
BP Plc                         COM              055622104     4181    65108 SH       SOLE                    53908             11200
BancFirst Corp                 COM              05945F103     1138    14400 SH       SOLE                     2400             12000
Bank of America Corp           COM              060505104      318     6882 SH       SOLE                     2198              4684
Barclays Bank ADR              COM              06738E204     1140    27100 SH       SOLE                    27100
Barr Laboratories              COM              068306109     1495    23997 SH       SOLE                    23997
Berkshire Hathway              COM              084670108      886       10 SH       SOLE                                         10
Berkshire Hathway B            COM              084670207      719      245 SH       SOLE                      245
C R Bard                       COM              067383109     1308    19840 SH       SOLE                    19840
Cadbury Schweppes ADR          COM              127209302     1022    26690 SH       SOLE                    25690              1000
Cardinal Health Inc            COM              14149Y108     1150    16720 SH       SOLE                    16470               250
Cherokee                       COM              16444H102      722    20990 SH       SOLE                                      20990
Church & Dwight Co.            COM              171340102     1033    31285 SH       SOLE                    29835              1450
Cimarex Energy Co.             COM              171798101      718    16694 SH       SOLE                                      16694
Cisco Systems                  COM              17275R102      838    48925 SH       SOLE                    32425             16500
CitiGroup Inc                  COM              172967101      498    10267 SH       SOLE                    10267
Clorox                         COM              189054109     2905    51063 SH       SOLE                    41063             10000
Colgate Palmolive              COM              194162103      480     8750 SH       SOLE                     1250              7500
Commercial Cap Bancorp Inc     COM              20162L105      514    30029 SH       SOLE                                      30029
Constellation Brands Inc.      COM              21036P108     2410    91875 SH       SOLE                    91875
Costco Wholesale               COM              22160q102     1874    37875 SH       SOLE                    33575              4300
Dell Computer Corp             COM              247025109      759    25350 SH       SOLE                    15350             10000
Devon Energy                   COM              25179m103     4393    70245 SH       SOLE                    69645               600
Emerson Electric               COM              291011104     4182    55985 SH       SOLE                    44185             11800
Equifax                        COM              294429105      240     6300 SH       SOLE                     6300
Exxon Mobil                    COM              30231G102     5591    99536 SH       SOLE                    63376             36160
First Data Corp                COM              319963104     2343    54467 SH       SOLE                    49067              5400
General Electric               COM              369604103     5369   153173 SH       SOLE                   136713             16460
Goldman Sachs Grp Inc          COM              38141G104      648     5075 SH       SOLE                     5075
Grainger, W W                  COM              384802104     2705    38038 SH       SOLE                    35738              2300
Hewlett-Packard                COM              428236103     1132    39532 SH       SOLE                    37532              2000
Home Depot Inc                 COM              437076102     3355    82871 SH       SOLE                    74171              8700
IBM                            COM              459200101     2586    31460 SH       SOLE                    29460              2000
Ilinc Communications Com       COM              451724108        3    10000 SH       SOLE                    10000
Illinois Tool Works            COM              452308109      451     5125 SH       SOLE                     5125
Intel                          COM              458140100     3639   145780 SH       SOLE                   134180             11600
J.P. Morgan Chase & Co.        COM              46625H100      361     9094 SH       SOLE                     9094
Johnson & Johnson              COM              478160104     5123    85240 SH       SOLE                    74640             10600
Kinder Morgan Mgmt LLC         COM              49455U100      396     8706 SH       SOLE                     2177              6529
Lilly                          COM              532457108      455     8049 SH       SOLE                     3049              5000
Linear Tech Corp Com           COM              535678106      305     8460 SH       SOLE                     8460
MBNA Corp                      COM              55262l100     1270    46771 SH       SOLE                    39771              7000
McDonald's                     COM              580135101     1666    49419 SH       SOLE                    39419             10000
McGraw Hill                    COM              580645109     2299    44530 SH       SOLE                    35930              8600
Medtronic Inc                  COM              585055106     2583    44870 SH       SOLE                    41020              3850
Merck & Co                     COM              589331107      660    20736 SH       SOLE                     4722             16014
Microsoft Corp                 COM              594918104     3881   148415 SH       SOLE                   118015             30400
Noble Energy, Inc.             COM              654894104      806    20000 SH       SOLE                                      20000
Northern Trust                 COM              665859104      470     9075 SH       SOLE                     9075
OGE Energy                     COM              670837103      268    10000 SH       SOLE                                      10000
Omnicom Group                  COM              681919106      926    10880 SH       SOLE                    10530               350
Pepsico Inc                    COM              713448108      358     6060 SH       SOLE                     1060              5000
Pfizer                         COM              717081103     2309    98993 SH       SOLE                    98273               720
Procter & Gamble               COM              742718109     2005    34643 SH       SOLE                    29843              4800
Qwest Comm Intl Inc            COM              749121109       56    10000 SH       SOLE                    10000
State Street                   COM              857477103     3535    63755 SH       SOLE                    56755              7000
Stryker Corp                   COM              863667101     1406    31655 SH       SOLE                    26655              5000
Sysco Corporation              COM              871829107     4826   155442 SH       SOLE                   148942              6500
T Rowe Price                   COM              74144t108     1180    16380 SH       SOLE                    15380              1000
Taiwan Semiconductor           COM              874039100      119    11978 SH       SOLE                    11978
Target                         COM              87612e106     3101    56416 SH       SOLE                    55166              1250
Techne Corp                    COM              878377100      308     5500 SH       SOLE                     1500              4000
US Bancorp                     COM              902973304     3160   105718 SH       SOLE                   100190              5528
United Parcel Svc Cl B         COM              911312106     3030    40322 SH       SOLE                    40322
Walgreen                       COM              931422109     1697    38331 SH       SOLE                    38331
Walmart                        COM              931142103     2207    47151 SH       SOLE                    42151              5000
Williams-Sonoma                COM              969904101     1794    41565 SH       SOLE                    40965               600
XTO Energy                     COM              98385X106      732    16666 SH       SOLE                                      16666
StreetTracks Ser Tr WLSH       UIT              86330E604      604     8948 SH       SOLE                     8948
iShares Lehman Tips            UIT              464287176     2463    23957 SH       SOLE                    23457               500
iShares MSCI Emerging Mkt Ind  UIT              464287234     1096    12415 SH       SOLE                     9715              2700
iShares S&P 500 Index          UIT              464287200     1231     9873 SH       SOLE                     9873
iShares S&P Smallcap 600 Index UIT              464287804      235     4061 SH       SOLE                     4061
iShares Tr Dj Sel Div Inx      UIT              464287168      462     7547 SH       SOLE                     7547
iShares Tr Lehman Agg Bnd      UIT              464287226      860     8550 SH       SOLE                     8550
iShares Tr Lehman Bd Fd 1-3 Ye UIT              464287457      747     9310 SH       SOLE                     9310
iShares Tr MSCO EAFE           UIT              464287465      668    11232 SH       SOLE                    11232
iShares Tr Nasdaq Bio Fd       UIT              464287556      382     4940 SH       SOLE                     3440              1500
iShares Tr Russell 1000 Gr     UIT              464287614      397     7788 SH       SOLE                     7788
iShares Tr Russell 1000 Val    UIT              464287598      425     6156 SH       SOLE                     6156
iShares Tr Russell Mcp Gr      UIT              464287481      225     2392 SH       SOLE                     2392
iShares Tr Russell Mcp Vl      UIT              464287473      222     1783 SH       SOLE                     1783
Total                                                       144299

/TEXT
/DOCUMENT
/SUBMISSION